PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 406,294
Impairment		$ (29,684)
Property, plant and equipment at end of period	378,630	406,294
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	973,472	942,932
Additions	27,180	37,137
Reclassification to asset held-for-sale		12
Transfers and disposals	(10,953)	(6,609)
Property, plant and equipment at end of period	989,699	973,472
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(567,178)	(491,597)
Depreciation and amortization	(48,253)	(49,037)
Impairment		(29,684)
Reclassification to asset held-for-sale		(117)
Transfers and disposals	4,362	3,257
Property, plant and equipment at end of period	(611,069)	(567,178)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	87,634
Property, plant and equipment at end of period	84,899	87,634
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	245,260	237,246
Additions	381	14
Reclassification to asset held-for-sale		(14)
Transfers and disposals	12,173	8,014
Property, plant and equipment at end of period	257,814	245,260
Land and buildings [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(157,626)	(136,987)
Depreciation and amortization	(16,720)	(13,303)
Impairment		(7,585)
Reclassification to asset held-for-sale		0
Transfers and disposals	1,431	249
Property, plant and equipment at end of period	(172,915)	(157,626)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	258,890
Property, plant and equipment at end of period	240,617	258,890
Machinery and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	641,029	595,008
Additions	2,370	2,719
Reclassification to asset held-for-sale		26
Transfers and disposals	5,042	43,276
Property, plant and equipment at end of period	648,441	641,029
Machinery and Equipment [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(382,139)	(330,728)
Depreciation and amortization	(28,282)	(32,134)
Impairment		(21,979)
Reclassification to asset held-for-sale		(117)
Transfers and disposals	2,597	2,819
Property, plant and equipment at end of period	(407,824)	(382,139)
Assets under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48,738
Property, plant and equipment at end of period	43,322	48,738
Assets under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48,738	73,927
Additions	24,281	33,749
Reclassification to asset held-for-sale		0
Transfers and disposals	(29,697)	(58,938)
Property, plant and equipment at end of period	43,322	48,738
Assets under Construction [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	0	0
Impairment		0
Reclassification to asset held-for-sale		0
Transfers and disposals	0	0
Property, plant and equipment at end of period	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,032
Property, plant and equipment at end of period	9,793	11,032
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,445	36,751
Additions	149	655
Reclassification to asset held-for-sale		0
Transfers and disposals	1,529	1,039
Property, plant and equipment at end of period	40,123	38,445
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(27,413)	(23,882)
Depreciation and amortization	(3,251)	(3,600)
Impairment		(120)
Reclassification to asset held-for-sale		0
Transfers and disposals	334	189
Property, plant and equipment at end of period	$ (30,330)	$ (27,413)